T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.7%			Tiffany	234,000	21,675
			Ulta Beauty (1)	106,000	26,569
Communication Services 1.6%
					225,934
Interactive Media & Services 1.6%			Textiles, Apparel & Luxury Goods 1.3%
IAC/InterActiveCorp (1)	543,000	118,357	Levi Strauss, Class A	722,000	13,747
Total Communication Services		118,357	Tapestry	2,311,000	60,201
Consumer Discretionary 14.8%			VF	299,000	26,608
Auto Components 1.4%					100,556
Aptiv	909,000	79,465	Total Consumer Discretionary		1,114,641
Visteon (1)	331,000	27,321	Consumer Staples 2.6%
		106,786	Food & Staples Retailing 1.6%
Diversified Consumer Services 0.7%			Casey's General Stores	448,000	72,200
ServiceMaster Global Holdings			Kroger	600,000	15,468
(1)	938,000	52,434	Sprouts Farmers Market (1)	1,419,000	27,443
		52,434			115,111
Hotels, Restaurants & Leisure 5.7%			Food Products 1.0%
Darden Restaurants	208,000	24,590	Conagra Brands	996,000	30,557
Dunkin' Brands Group	590,000	46,822	TreeHouse Foods (1)	826,000	45,802
Hilton Worldwide Holdings	590,000	54,935			76,359
Marriott International, Class A	354,000	44,027	Total Consumer Staples		191,470
MGM Resorts International	3,247,000	90,007
Norwegian Cruise Line Holdings			Energy 2.4%
(1)	2,007,000	103,902	Oil, Gas & Consumable Fuels 2.4%
Vail Resorts	295,000	67,130	Cabot Oil & Gas	1,415,000	24,862
		431,413	Concho Resources	1,181,000	80,190
Internet & Direct Marketing Retail 0.1%			Continental Resources (1)	709,000	21,830
Chewy, Class A (1)	133,000	3,269	Pioneer Natural Resources	331,000	41,630
		3,269	Venture Global LNG, Series B,
			Acquisition Date: 3/8/18, Cost
Multiline Retail 2.6%			$912 (1)(2)(3)	302	1,571
Dollar General	756,000	120,159	Venture Global LNG, Series C,
Dollar Tree (1)	649,000	74,090	Acquisition Date: 10/16/17 -
			3/8/18, Cost $7,718 (1)(2)(3)	2,097	10,904
		194,249
			Total Energy		180,987
Specialty Retail 3.0%
			Financials 8.6%
Burlington Stores (1)	472,000	94,315
CarMax (1)	353,000	31,064	Banks 0.9%
Michaels (1)	540,000	5,287	Fifth Third Bancorp	1,174,000	32,144
O'Reilly Automotive (1)	118,000	47,024

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Webster Financial	765,000	35,855	ICU Medical (1)	192,000	30,643
		67,999	IDEXX Laboratories (1)	89,000	24,202
Capital Markets 3.3%			Teleflex	555,000	188,561
Cboe Global Markets	590,000	67,797	West Pharmaceutical Services	351,666	49,873
KKR, Class A	1,650,000	44,302			664,581
MarketAxess Holdings	92,000	30,130	Health Care Providers & Services 0.6%
TD Ameritrade Holding	2,007,000	93,727	Acadia Healthcare (1)	1,179,000	36,644
Tradeweb Markets, Class A	360,699	13,339	MEDNAX (1)	360,000	8,143
		249,295			44,787
Consumer Finance 0.2%			Health Care Technology 0.1%
SLM	1,733,000	15,294	Veeva Systems, Class A (1)	73,000	11,146
		15,294			11,146
Insurance 4.2%			Life Sciences Tools & Services 4.3%
Assurant	472,000	59,387	Agilent Technologies	1,651,000	126,516
Axis Capital Holdings	469,000	31,292	Avantor (1)	2,706,000	39,778
Fidelity National Financial	1,890,000	83,935	Bruker	2,219,000	97,481
Progressive	296,000	22,866	PRA Health Sciences (1)	589,000	58,446
Willis Towers Watson	591,000	114,045			322,221
		311,525	Pharmaceuticals 2.7%
Total Financials		644,113	Amneal Pharmaceuticals (1)	1,224,000	3,549
Health Care 19.3%			Catalent (1)	1,886,000	89,887
Biotechnology 2.8%			Elanco Animal Health (1)	1,979,715	52,641
			Perrigo	1,001,000	55,946
Alkermes (1)	1,767,000	34,474
Alnylam Pharmaceuticals (1)	288,000	23,161			202,023
Argenx, ADR (1)	118,000	13,447	Total Health Care		1,453,730
Ascendis Pharma, ADR (1)	102,000	9,825	Industrials & Business Services 18.9%
Incyte (1)	420,000	31,177	Aerospace & Defense 4.1%
Neurocrine Biosciences (1)	312,000	28,114	BWX Technologies	753,000	43,079
Sage Therapeutics (1)	119,000	16,695	L3Harris Technologies	650,000	135,616
Sarepta Therapeutics (1)	120,000	9,038	Textron	2,600,000	127,296
Seattle Genetics (1)	503,990	43,041
					305,991
		208,972
			Airlines 0.9%
Health Care Equipment & Supplies 8.8%
			Alaska Air Group	359,000	23,302
Alcon (1)	648,000	37,772	United Airlines Holdings (1)	470,000	41,553
Cooper	519,000	154,143
Exact Sciences (1)	305,000	27,563			64,855
Hologic (1)	3,007,000	151,824

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Building Products 0.2%			FLIR Systems	406,000	21,351
Allegion	180,000	18,657	Keysight Technologies (1)	1,181,000	114,852
			National Instruments	1,062,000	44,593
		18,657
					264,534
Commercial Services & Supplies 0.5%
Waste Connections	413,000	37,996	IT Services 6.9%
			Black Knight (1)	648,000	39,567
		37,996
			CoreLogic (1)	1,452,000	67,184
Electrical Equipment 1.3%			Fidelity National Information
Sensata Technologies Holding			Services	590,000	78,328
(1)	2,008,000	100,520	Fiserv (1)	945,000	97,892
		100,520	FleetCor Technologies (1)	307,000	88,041
Industrial Conglomerates 1.1%			Gartner (1)	235,000	33,603
Roper Technologies	236,000	84,158	Global Payments	677,848	107,778
		84,158	Shopify, Class A (1)	16,000	4,987
Machinery 5.0%					517,380
Colfax (1)	1,948,000	56,609	Semiconductors & Semiconductor Equipment 5.3%
Fortive	1,063,000	72,879	Entegris	730,000	34,354
Gardner Denver Holdings (1)	2,893,000	81,843	Marvell Technology Group	3,247,000	81,078
IDEX	591,000	96,853	Maxim Integrated Products	945,000	54,725
Xylem	886,000	70,544	Microchip Technology	1,370,000	127,287
		378,728	Skyworks Solutions	590,000	46,757
			Xilinx	567,000	54,375
Professional Services 4.8%
					398,576
Clarivate Analytics (1)	1,526,569	25,753
CoStar Group (1)	118,000	69,998	Software 5.1%
Equifax	193,000	27,149	Atlassian, Class A (1)	425,000	53,312
IHS Markit (1)	885,000	59,189	Ceridian HCM Holding (1)	831,640	41,058
TransUnion	1,004,000	81,434	DocuSign (1)	885,000	54,799
Verisk Analytics	590,000	93,303	Slack Technologies, Class A (1)	660,004	15,662
		356,826	Splunk (1)	471,000	55,512
			SS&C Technologies Holdings	537,000	27,693
Road & Rail 1.0%			Symantec	1,752,364	41,409
JB Hunt Transport Services	649,000	71,812	Workday, Class A (1)	531,000	90,249
		71,812			379,694
Total Industrials & Business Services		1,419,543	Total Information Technology		1,560,184
Information Technology 20.8%			Materials 6.5%
Electronic Equipment, Instruments & Components 3.5%			Chemicals 1.9%
Cognex	335,000	16,459	Air Products & Chemicals	237,000	52,581
Corning	2,359,000	67,279	RPM International	1,004,000	69,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Valvoline	1,055,000	23,242	CONVERTIBLE PREFERRED STOCKS 0.2%

		144,908	Consumer Discretionary 0.1%
Construction Materials 0.6%
Martin Marietta Materials	177,000	48,515	Internet & Direct Marketing Retail 0.1%
			Roofoods, Series F, Acquisition
		48,515	Date: 9/12/17, Cost $9,756
Containers & Packaging 3.5%			(1)(2)(3)	27,594	10,724
Avery Dennison	450,945	51,214	Roofoods, Series G, Acquisition
			Date: 5/16/19, Cost $328
Ball	2,182,000	158,871	(1)(2)(3)	784	328
Sealed Air	1,178,000	48,899	Total Consumer Discretionary		11,052

		258,984	Real Estate 0.1%
Metals & Mining 0.5%
			Real Estate Management & Development 0.1%
Franco-Nevada	120,000	10,939
			WeWork, Series D-1, Acquisition
Kirkland Lake Gold	542,000	24,282	Date: 12/9/14, Cost $4,367
		35,221	(1)(2)(3)	262,263	4,467
Total Materials		487,628	WeWork, Series D-2, Acquisition
			Date: 12/9/14, Cost $3,431
Real Estate 0.0%			(1)(2)(3)	206,064	3,509

Real Estate Management & Development 0.0%			Total Real Estate		7,976
WeWork, Class A, Acquisition			Total Convertible Preferred Stocks
Date: 5/26/15, Cost $651			(Cost $17,882)		19,028
(1)(2)(3)	45,981	783
Total Real Estate		783	SHORT-TERM INVESTMENTS 2.0%

Utilities 2.2%			Money Market Funds 2.0%
			T. Rowe Price Treasury Reserve
Electric Utilities 0.7%			Fund,
Eversource Energy	590,896	50,504	2.04% (4)(5)	152,867,727	152,868
		50,504	Total Short-Term Investments
			(Cost $152,868)		152,868
Gas Utilities 0.4%
Atmos Energy	260,000	29,611
		29,611	Total Investments in Securities 99.9%
			(Cost $5,117,768)		$7,510,685
Multi-Utilities 1.1%			Other Assets Less Liabilities 0.1%		4,065
Sempra Energy	591,000	87,238	Net Assets 100%		$7,514,750
		87,238
Total Utilities		167,353
Total Common Stocks
(Cost $4,947,018)		7,338,789

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $32,286 and represents 0.4% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Short-Term Fund		$—		$—	$ —++
T. Rowe Price Treasury Reserve Fund		—		—	2,778
Totals	$	—#		$—	$ 2,778+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Short-Term Fund	$—		¤	¤	$ —
T. Rowe Price Treasury Reserve Fund	108,543		¤	¤	152,868
$ 152,868^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $2,778 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $152,868.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$ 7,325,531	$ —	$ 13,258	$ 7,338,789
Convertible Preferred Stocks	—	—	19,028	19,028
Short-Term Investments	152,868	—	—	152,868
Total	$ 7,478,399	$ —	$ 32,286	$ 7,510,685

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(23,250,000) for the period ended September 30,
2019. Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

($000s)
	Beginning				Transfers	Ending
	Balance	Gain (Loss)	Total		Out of	Balance
	1/1/19	During Period	Purchases	Total Sales	Level 3	9/30/19
Investment in Securities
Common Stocks	$17,678	$(1,480)	$–	$(2,940)	$–	$13,258
Convertible Preferred
Stocks	43,252	(19,635)	328	–	(4,917)	19,028

Total	$60,930	$(21,115)	$328	$(2,940)	$(4,917)	$32,286